NET LOSS PER SHARE OF COMMON STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF COMPUTATION OF ANTI-DILUTIVE WEIGHTED-AVERAGE SHARES OUTSTANDING

Presented below are the calculations of the Numerators and the Denominators for basic and diluted EPS (dollars in thousands, except per share amounts):

	For the Three Months Ended September 30,		For The Nine Months Ended September 30,
	2024	2023	2024	2023
Calculation of Numerator:
Net loss	$(2,616)	(2,093)	$(8,309)	(9,324)
Loss applicable to common stockholders	$(2,616)	$(2,093)	$(8,309)	$(9,324)
Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	6,615,320	1,197,258	4,282,210	1,152,607
Net loss per share of Common Stock (basic and diluted)	$(0.40)	$(1.75)	$(1.94)	$(8.09)

Presented below are the calculations of the Numerators and the Denominators for basic and diluted EPS (dollars in thousands, except per share amounts):

	2023	2022
Calculation of Numerator:
Net loss	$(13,583)	(23,845)

Loss applicable to common stockholders	$(13,583)	$(23,845)

Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	1,219,381	920,592

Net loss per share of Common Stock (basic and diluted)	$(11.14)	$(25.90)

SCHEDULE OF OUTSTANDING COMMON STOCK SECURITIES NOT INCLUDED IN THE COMPUTATION OF DILUTED NET LOSS PER SHARE

As of September 30, 2024 and 2023, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	September 30, 2024	September 30, 2023
Common stock warrants	9,244	496
Common stock options	228	137
Total	9,472	633

As of December 31, 2023 and 2022, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	2023	2022

Common stock warrants	2,822	145
Common stock options	127	145
Total	2,949	290